Schedule II - Valuation and Qualifying Accounts and Reserves	12 Months Ended
Dec. 31, 2020
Valuation and Qualifying Accounts and Reserves
Valuation and Qualifying Accounts and Reserves

Diversey Holdings, Ltd.

SCHEDULE II

Valuation and Qualifying Accounts and Reserves

				Foreign
	Balance at	Charged to		Currency
	Beginning of	Costs and		Translation and	Balance at End
Description	Year	Expenses	Deductions	Other(1)	of Year
(in millions)
Year ended December 31, 2020
Allowance for trade receivables	$21.5	$9.7	$(4.3)	$1.8	$28.7
Allowance for lease receivables	$—	$1.4	$—	$5.0	$6.4
Inventory obsolescence reserve	$15.3	$13.4	$(3.9)	$(0.4)	$24.4
Valuation allowance on deferred tax assets	$102.1	$(22.6)	$—	$—	$79.5
Year ended December 31, 2019
Allowance for trade receivables	$20.3	$4.1	$(2.9)	$(0.1)	$21.5
Inventory obsolescence reserve	$16.1	$4.1	$(4.8)	$—	$15.3
Valuation allowance on deferred tax assets	$142.4	$(40.2)	$—	$(0.1)	$102.1
Year ended December 31, 2018
Allowance for trade receivables	$17.0	$7.4	$(3.3)	$(0.7)	$20.3
Inventory obsolescence reserve	$13.2	$5.6	$(2.2)	$(0.5)	$16.1
Valuation allowance on deferred tax assets	$102.3	$41.3	$—	$(1.2)	$142.4
(1)	The allowance for trade receivables includes $2.1 million and the allowance for lease receivables includes $5.1 million for the year ended December 31, 2020 related to the adoption of ASC 326, Credit Losses.